Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income tax provision

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Current income tax (benefit) expense
Federal	$(107,757)	$107,757
Provincial and territorial	(86,205)	86,205
	(193,962)	193,962
Deferred
Federal	—	—
Provincial and territorial	—	—
	—	—
Income tax (benefit) expense	$(193,962)	$193,962

Schedule of reconciliation of the federal statutory tax rate to our effective tax rate

			Period from
			July 8, 2019
	Year ended		(inception) to
	December 31, 2020		December 31, 2019
		Percent of		Percent of
		Pre-tax		Pre-tax
	Amount	Income	Amount	Income
Current tax at federal rate	$(47,255)	15%	$182,786	15%
Current tax at provincial and territorial rates	(37,804)	12%	146,229	12%
Change in valuation allowance	264,933	(84)%	—	0%
Stock issuance costs	(380,586)	121%	(138,427)	(11)%
Non-deductible expenses	6,750	(2)%	3,375	0%
	$(193,962)	62%	$193,962	16%

Schedule of net deferred income tax assets

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Deferred share issuance costs	$1,337,787	$1,718,374
Net operating losses	264,933	—
Valuation allowance	(1,602,721)	(1,718,374)
Net deferred tax asset	$—	$—